Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Less: Accumulated depreciation and impairment	¥ (96,419)	$ (14,776)	¥ (60,289)
Total property and equipment, net	73,522	11,268	106,235
Office Furniture and Equipment
Property Plant And Equipment [Line Items]
Property and equipment, gross	4,414	676	5,982
Computer Equipment and Servers
Property Plant And Equipment [Line Items]
Property and equipment, gross	162,587	24,918	149,947
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property and equipment, gross	100	15	¥ 10,595
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	¥ 2,840	$ 435